Project debt (Tables)	6 Months Ended
Jun. 30, 2024
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of June 30, 2024, and December 31, 2023, is as follows:

	Balance as of June 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Non-current	3,763,395	3,931,873
Current	400,529	387,387
Total Project debt	4,163,924	4,319,260

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of June 30, 2024, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2024
Interest payment	Nominal repayment	Between January and June 2025	Between June and December 2025	2026	2027	2028	Subsequent years	Total
($ in thousands)
14,917	174,882	145,236	174,701	347,059	495,255	456,749	2,355,125	4,163,924

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2023, was as follows and was consistent with the projected cash flows of the related projects:

2024		2025	2026	2027	2028	Subsequent years	Total
Interest payment	Nominal repayment
15,215	305,087	325,303	352,495	499,968	464,648	2,356,544	4,319,260